TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
TRADE AND OTHER RECEIVABLES	TRADE AND OTHER RECEIVABLES

	December 31, 2017	December 31, 2016
Trade receivables	$—	$18,997
Sales tax receivable	28,138	42,844
Income tax receivable	10,005	1,419
Other	1,474	1,386
	$39,617	$64,646